COLLABORATION INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 14,041	$ 13,155
Work-in-process	4,236	2,990
Finished goods	593	3,288
Total collaboration inventories	$ 18,870	$ 19,433